Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Stock Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Daniel Kelley (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Daniel Kelley is portfolio manager of the fund, which he has managed since January 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

VIPGR-INV-12-01  February 2, 2012
1.918621.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Stock Portfolio
April 30, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Daniel Kelley (portfolio manager) has managed the fund since January 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Daniel Kelley is portfolio manager of the fund, which he has managed since January 2012. He also manages other Fidelity funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

VGRS-12-01  February 2, 2012
1.798014.106